Property and Equipment - Summary of Software Assets under Capital Lease (Detail) - Software [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Software	$ 21,499	$ 11,704
Less accumulated depreciation	(8,412)	(3,901)
Assets under capital lease-net	$ 13,087	$ 7,803